Description of the Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period, number of hours | h	1,000
Automatic deferral rate	6.00%
Minimum annual compensation to total compensation, percentage	1.00%
Pretax, maximum annual compensation to total compensation, percentage	80.00%
Participant contribution payable	$ 10,170	$ 19,728
Employer contribution, matching percentage, year one	20.00%
Employer contribution, matching percentage, annual increase	20.00%
Participant compensation matched, percentage	3.00%
Employer contribution, maximum participant compensation matched, amount	$ 150,000
Employer contribution, maximum matching percentage	100.00%
Investments, cash to total funds, percent	3.00%
Forfeited nonvested account	$ 0	0
Minimum borrowing, amount	500
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Notes receivable from participants	$ 3,726,331	$ 3,555,325